Offsetting Offsetting Assets and Liabilities (Notes)	12 Months Ended
Dec. 31, 2013
Offsetting Assets and Liabilities [Abstract]
Offsetting Assets and Liabilities [Text Block]
Note 9 - Offsetting Assets and Liabilities
Effective January 1, 2013, the Company adopted Accounting Standards Update (“ASU”) 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities,which clarifies ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. The amended standard requires an entity to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on its financial position.

The Company has interest rate swap agreements with multiple counterparties on its 2020 Notes, which are subject to this guidance. The following table presents these swap agreements offsetting securities as of December 31, 2013 and December 31, 2012:

				Gross Amounts not offset in the statement of financial position
Interest Rate Swaps as of:	Gross amount of recognized assets (liabilities)	Gross amount offset in the statement of financial position	Net amount of assets (liabilities) presented in the statement of financial position	Financial instruments	Cash collateral received	Net amount
December 31, 2013
Swap A	$9,408	$—	$9,408	$—	$—	$9,408
Swap B	9,263	—	9,263	—	—	9,263
	$18,671	$—	$18,671	$—	$—	$18,671

December 31, 2012
Swap A	$20,560	$—	$20,560	$—	$—	$20,560
Swap B	20,011	—	20,011	—	—	20,011
Swap C	2,896	—	2,896	—	—	2,896
Swap D	2,623	—	2,623	—	—	2,623
	$46,090	$—	$46,090	$—	$—	$46,090

In the third quarter of 2013, in connection with the repurchase of $150 million in aggregate principal amount of its outstanding 2020 Notes, the Company terminated the corresponding swap agreements (Swap C and Swap D). See further discussion of Omnicare's debt repurchases at the "Debt" note.